Employee Benefits - Personnel Expenses Included in Consolidated Statements of Income (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of defined benefit plans [abstract]
Personnel expenses	¥ 2,021,349	¥ 1,934,596	¥ 1,807,731